Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities
Lease liabilities

9.Lease liability

Carrying
Value
Balance, December 31, 2019	$190,752
Repayments	(50,472)
Accretion	16,286
Balance, December 31, 2020	$156,566
Repayments	(51,916)
Accretion	12,929
Balance, December 31, 2021	$117,579
Current portion	44,708
Long-term portion	$72,871

(i)When measuring the lease liability for the property lease that was classified as an operating lease, the Corporation discounted the lease payments using its incremental borrowing rate. The property lease expires on May 31, 2024, and the lease payments were discounted with a 9% interest rate.